GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 79.9%
Energy and Energy Services  — 34.5%
100,400 APA Corp.(a) .................... $ 4,149,532
186,975 Baker Hughes Co. ................. 6,807,760
340,000 BP plc, ADR(a) ................... 9,996,000
246,048 Chevron Corp.(a) ................. 40,063,996
108,000 ConocoPhillips(a) ................. 10,800,000
163,000 Coterra Energy Inc.(a) .............. 4,396,110
113,000 Devon Energy Corp.(a) ............. 6,681,690
28,500 Diamondback Energy Inc. ........... 3,906,780
450,000 Eni SpA ........................ 6,617,919
122,000 EOG Resources Inc.(a) ............. 14,546,060
437,500 Exxon Mobil Corp.(a) .............. 36,133,125
277,000 Halliburton Co.(a) ................. 10,489,990
31,000 Hess Corp. ...................... 3,318,240
485,008 Kinder Morgan Inc.(a) .............. 9,171,501
168,000 Marathon Oil Corp. ................ 4,218,480
81,994 Marathon Petroleum Corp.(a) ......... 7,010,487
76,080 Occidental Petroleum Corp.(a) ........ 4,316,779
107,500 ONEOK Inc.(a) ................... 7,592,725
100,000 Phillips 66(a) .................... 8,639,000
37,400 Pioneer Natural Resources Co.(a) ...... 9,351,122
334,000 Schlumberger NV(a) ............... 13,797,540
400,000 Shell plc ....................... 11,079,324
89,000 Shell plc, ADR ................... 4,888,770
144,500 Suncor Energy Inc.(a) .............. 4,709,255
163,500 The Williams Companies Inc.(a) ....... 5,462,535
341,300 TotalEnergies SE, ADR(a) ............ 17,249,302
76,000 Valero Energy Corp.(a) ............. 7,717,040
273,111,062
Metals and Mining  — 45.4%
302,280 Aclara Resources Inc.† ............. 176,510
236,692 Agnico Eagle Mines Ltd. ............ 14,495,018
1,350,000 Alamos Gold Inc., Cl. A(a) ........... 11,367,000
43,300 Artemis Gold Inc.† ................ 245,914
2,237,000 B2Gold Corp.(a) .................. 10,267,830
968,519 Barrick Gold Corp.(a) .............. 23,757,771
2,400,000 Belo Sun Mining Corp.† ............. 1,459,025
234,100 BHP Group Ltd., ADR(a) ............ 18,084,225
2,600,000 De Grey Mining Ltd.† .............. 2,256,873
425,000 Dundee Precious Metals Inc. ......... 2,536,096
385,000 Eldorado Gold Corp.† .............. 4,315,850
786,241 Endeavour Mining plc .............. 19,502,726
800,000 Equinox Gold Corp.† ............... 6,616,000
2,749,000 Evolution Mining Ltd. .............. 9,051,137
166,500 Franco-Nevada Corp.(a) ............. 26,560,080
390,300 Freeport-McMoRan Inc.(a) ........... 19,413,522
327,659 Fresnillo plc ..................... 3,159,351
300,000 Gold Fields Ltd., ADR .............. 4,638,000
4,604,079 Gold Road Resources Ltd. ........... 5,598,503
162,276 Harmony Gold Mining Co. Ltd., ADR .... 816,248
Shares
Market
Value
418,000 K92 Mining Inc.† ................. $ 3,056,049
310,000 Karora Resources Inc.† ............. 1,577,091
1,161,000 Kinross Gold Corp. ................ 6,826,680
420,000 Lundin Gold Inc.† ................. 3,510,779
99,500 MAG Silver Corp.† ................ 1,608,915
412,999 Newcrest Mining Ltd. .............. 8,263,921
28,520 Newcrest Mining Ltd., OTC .......... 576,105
572,100 Newmont Corp.(a) ................ 45,453,345
2,771,626 Northern Star Resources Ltd. ......... 22,274,843
508,500 OceanaGold Corp.† ................ 1,126,701
535,000 Osisko Gold Royalties Ltd. ........... 7,056,650
146,900 Osisko Mining Inc.† ............... 468,849
36,700 Pan American Silver Corp. ........... 1,001,910
295,000 Rio Tinto plc, ADR(a) .............. 23,718,000
400,000 SilverCrest Metals Inc.† ............. 3,564,000
250,032 SSR Mining Inc. .................. 5,438,196
372,500 Victoria Gold Corp.† ............... 4,737,631
568,000 Wesdome Gold Mines Ltd.† .......... 7,128,681
699,366 Westgold Resources Ltd. ............ 1,007,421
389,950 Wheaton Precious Metals Corp.(a) ..... 18,553,821
1,557,500 Yamana Gold Inc. ................. 8,690,850
359,958,117
TOTAL COMMON STOCKS ......... 633,069,179
EXCHANGE TRADED FUNDS  — 0.4%
Energy and Energy Services  — 0.4%
126,300 iShares Global Clean Energy ETF ....... 2,717,976
RIGHTS  — 0.0%
Metals and Mining  — 0.0%
269,700 Pan American Silver Corp., CVR† ...... 226,548
WARRANTS  — 0.0%
Energy and Energy Services  — 0.0%
7,207 Occidental Petroleum Corp., expire
08/03/27† ..................... 253,903
Principal
Amount
CONVERTIBLE CORPORATE BONDS  — 0.4%
Metals and Mining  — 0.4%
$ 1,300,000 Fortuna Silver Mines Inc.,
4.650%, 10/31/24 ............... 1,540,500
2,000,000 Osisko Gold Royalties Ltd.,
4.000%, 12/31/22 ............... 1,629,318
3,169,818
TOTAL CONVERTIBLE CORPORATE
BONDS .................... 3,169,818

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Principal
Amount
Market
Value
CORPORATE BONDS  — 0.2%
Metals and Mining  — 0.2%
$ 2,000,000 IAMGOLD Corp.,
5.750%, 10/15/28(b) ............. $ 1,818,770
U.S. GOVERNMENT OBLIGATIONS  — 19.1%
151,245,000 U.S. Treasury Bills,
0.065% to 0.509%††, 04/28/22 to
06/30/22(c) .................... 151,114,868
TOTAL INVESTMENTS BEFORE OPTIONS
WRITTEN AND SECURITIES SOLD
SHORT — 100.0% ............
(Cost $811,676,016) ............. $ 792,371,062
Shares
Market
Value
SECURITIES SOLD SHORT — (0.4)%
Energy and Energy Services — (0.4)%
126,300 iShares Global Clean Energy ETF .......... $ 2,717,976
TOTAL SECURITIES SOLD SHORT
(Proceeds received $2,365,917)(d) ..... $ 2,717,976
(a) Securities, or a portion thereof, with a value of $294,784,547 were deposited with the broker as collateral for options written.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) At March 31, 2022, $46,380,000 of the principal amount was pledged as collateral for options written.
(d) At March 31, 2022, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
Geographic Diversification
% of Total
Investments *
Market
Value
Long Positions
United States ........................ 55.9% $ 442,962,302
Canada .............................. 22.6 179,326,880
Europe .............................. 11.8 93,228,552
Asia/Pacific ......................... 8.6 68,239,729
South Africa ......................... 0.7 5,454,248
Latin America ....................... 0.4 3,159,351
Total Investments — Long Positions 100.0% $ 792,371,062
Short Positions
United States ........................ (6.2) % $ (49,570,051)
Canada .............................. (0.3) (2,386,363)
Europe .............................. (0.1) (522,769)
Asia/Pacific ......................... (0.1) (479,163)
Total Investments — Short Positions (6.7)% $ (52,958,346)
* Total investments exclude options written.
As of March 31, 2022, options written outstanding were as follows:
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
OTC Call Options Written — (5.2)%
Agnico Eagle Mines Ltd. Pershing LLC 1,200 USD 7,348,800 USD 58.23 04/14/22 $ 0
Agnico Eagle Mines Ltd. Pershing LLC 215 USD 1,316,660 USD 60.00 04/14/22 52,254
Agnico Eagle Mines Ltd. Pershing LLC 700 USD 4,286,800 USD 72.50 11/18/22 285,690
Alamos Gold Inc., Cl. A Pershing LLC 6,500 USD 5,473,000 USD 8.00 06/17/22 591,833
Alamos Gold Inc., Cl. A Pershing LLC 4,000 USD 3,368,000 USD 10.00 01/20/23 385,712
APA Corp. Pershing LLC 175 USD 723,275 USD 20.00 04/14/22 373,406
APA Corp. Pershing LLC 378 USD 1,562,274 USD 26.00 07/15/22 594,190
APA Corp. Pershing LLC 325 USD 1,343,225 USD 50.00 10/21/22 108,834

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
B2Gold Corp. Pershing LLC 7,500 USD 3,442,500 USD 5.00 10/21/22 $ 360,109
B2Gold Corp. Pershing LLC 5,000 USD 2,295,000 USD 4.30 12/16/22 425,848
B2Gold Corp. Pershing LLC 7,500 USD 3,442,500 USD 5.00 01/20/23 467,957
Baker Hughes Co. Pershing LLC 700 USD 2,548,700 USD 30.00 07/15/22 519,689
Baker Hughes Co. Pershing LLC 580 USD 2,111,780 USD 32.00 09/16/22 383,398
Baker Hughes Co. Pershing LLC 590 USD 2,148,190 USD 40.00 01/20/23 236,518
Barrick Gold Corp. Pershing LLC 1,320 USD 3,237,960 USD 22.00 05/20/22 379,103
Barrick Gold Corp. Pershing LLC 2,700 USD 6,623,100 USD 27.00 09/16/22 374,533
Barrick Gold Corp. Pershing LLC 1,450 USD 3,556,850 USD 26.00 12/16/22 322,224
Barrick Gold Corp. Pershing LLC 1,100 USD 2,698,300 USD 27.50 12/16/22 194,733
BHP Group Ltd., ADR Pershing LLC 670 USD 5,175,750 USD 72.00 05/20/22 469,352
BP plc, ADR Pershing LLC 1,200 USD 3,528,000 USD 26.00 04/14/22 419,653
Chevron Corp. Pershing LLC 700 USD 11,398,100 USD 130.00 04/14/22 2,303,136
Chevron Corp. Pershing LLC 600 USD 9,769,800 USD 140.00 06/17/22 1,421,068
Chevron Corp. Pershing LLC 530 USD 8,629,990 USD 150.00 08/19/22 931,913
Chevron Corp. Pershing LLC 630 USD 10,258,290 USD 165.00 11/18/22 783,362
ConocoPhillips Pershing LLC 440 USD 4,400,000 USD 95.00 04/14/22 264,521
ConocoPhillips Pershing LLC 420 USD 4,200,000 USD 105.00 08/19/22 267,288
Coterra Energy Inc. Pershing LLC 815 USD 2,198,055 USD 24.50 04/14/22 216,737
Coterra Energy Inc. Pershing LLC 815 USD 2,198,055 USD 26.00 07/15/22 222,151
Devon Energy Corp. Pershing LLC 700 USD 4,139,100 USD 60.00 04/14/22 134,178
Devon Energy Corp. Pershing LLC 430 USD 2,542,590 USD 60.00 12/16/22 335,134
Diamondback Energy Inc. Pershing LLC 160 USD 2,193,280 USD 95.00 06/17/22 691,221
Diamondback Energy Inc. Pershing LLC 125 USD 1,713,500 USD 142.50 07/15/22 151,632
Eni SpA Morgan Stanley 300 EUR 1,994,100 EUR 14.00 05/20/22 44,130
Eni SpA Morgan Stanley 300 EUR 1,994,100 EUR 15.00 06/17/22 14,920
Eni SpA Morgan Stanley 300 EUR 1,994,100 EUR 15.50 12/16/22 36,548
EOG Resources Inc. Pershing LLC 500 USD 5,961,500 USD 97.00 04/14/22 1,080,634
EOG Resources Inc. Pershing LLC 360 USD 4,292,280 USD 114.00 05/20/22 352,128
EOG Resources Inc. Pershing LLC 360 USD 4,292,280 USD 129.00 10/21/22 337,477
Equinox Gold Corp. Pershing LLC 3,000 USD 2,481,000 USD 9.50 04/14/22 14,611
Exxon Mobil Corp. Pershing LLC 1,475 USD 12,182,025 USD 75.00 04/14/22 1,156,348
Exxon Mobil Corp. Pershing LLC 1,000 USD 8,259,000 USD 77.00 05/20/22 665,541
Exxon Mobil Corp. Pershing LLC 600 USD 4,955,400 USD 90.00 10/21/22 240,812
Exxon Mobil Corp. Pershing LLC 1,300 USD 10,736,700 USD 85.00 12/16/22 813,151
Freeport-McMoRan Inc. Pershing LLC 1,900 USD 9,450,600 USD 50.00 12/16/22 1,433,198
Gold Fields Ltd., ADR Pershing LLC 3,000 USD 4,638,000 USD 12.00 07/15/22 1,145,849
Halliburton Co. Pershing LLC 1,200 USD 4,544,400 USD 25.00 04/14/22 1,545,567
Halliburton Co. Pershing LLC 1,000 USD 3,787,000 USD 40.00 07/15/22 270,962
Hess Corp. Pershing LLC 150 USD 1,605,600 USD 90.00 05/20/22 279,289
Hess Corp. Pershing LLC 160 USD 1,712,640 USD 100.00 11/18/22 285,854
Kinder Morgan Inc. Pershing LLC 1,700 USD 3,214,700 USD 20.00 04/14/22 11,968
Kinder Morgan Inc. Pershing LLC 1,600 USD 3,025,600 USD 19.00 09/16/22 163,880
Kinder Morgan Inc. Pershing LLC 1,550 USD 2,931,050 USD 21.00 11/18/22 86,658
Kinross Gold Corp. Pershing LLC 6,375 USD 3,748,500 USD 7.00 05/20/22 53,687
Marathon Oil Corp. Pershing LLC 1,680 USD 4,218,480 USD 24.00 10/21/22 728,630
Marathon Petroleum Corp. Pershing LLC 400 USD 3,420,000 USD 82.50 07/15/22 299,802
Newmont Corp. Pershing LLC 1,750 USD 13,903,750 USD 70.00 05/20/22 1,823,373
Newmont Corp. Pershing LLC 1,630 USD 12,950,350 USD 87.50 12/16/22 946,166
Northern Star Resources Ltd. Morgan Stanley 7,000 AUD 7,518,000 AUD 11.25 08/18/22 479,163
Occidental Petroleum Corp. Pershing LLC 380 USD 2,156,120 USD 47.00 06/17/22 447,882
ONEOK Inc. Pershing LLC 370 USD 2,613,310 USD 67.50 04/14/22 135,782

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
ONEOK Inc. Pershing LLC 325 USD 2,295,475 USD 70.00 05/20/22 $ 95,717
Osisko Gold Royalties Ltd. Pershing LLC 1,850 USD 2,440,150 USD 13.00 04/14/22 73,305
Osisko Gold Royalties Ltd. Pershing LLC 1,500 USD 1,978,500 USD 13.75 07/15/22 123,734
Osisko Gold Royalties Ltd. Pershing LLC 2,000 USD 2,638,000 USD 14.00 10/21/22 207,170
Pan American Silver Corp. Pershing LLC 367 USD 1,001,910 USD 24.00 04/14/22 125,053
Phillips 66 Pershing LLC 320 USD 2,764,480 USD 94.00 05/20/22 45,180
Phillips 66 Pershing LLC 320 USD 2,764,480 USD 105.00 01/20/23 112,276
Pioneer Natural Resources Co. Pershing LLC 200 USD 5,000,600 USD 200.00 05/20/22 1,037,300
Rio Tinto plc, ADR Pershing LLC 500 USD 4,020,000 USD 74.38 05/20/22 379,763
Rio Tinto plc, ADR Pershing LLC 500 USD 4,020,000 USD 81.88 05/20/22 147,002
Rio Tinto plc, ADR Pershing LLC 1,000 USD 8,040,000 USD 86.88 07/15/22 278,388
Rio Tinto plc, ADR Pershing LLC 950 USD 7,638,000 USD 84.00 12/16/22 531,544
Schlumberger NV Pershing LLC 1,230 USD 5,081,130 USD 35.00 04/14/22 789,591
Schlumberger NV Pershing LLC 1,170 USD 4,833,270 USD 42.50 06/17/22 329,405
Schlumberger NV Pershing LLC 940 USD 3,883,140 USD 47.00 12/16/22 361,822
Shell plc Morgan Stanley 200 GBP 37,904,000 GBp 2100.00 05/20/22 248,048
Shell plc, ADR Pershing LLC 890 USD 4,888,770 USD 58.00 12/16/22 364,174
SSR Mining Inc. Pershing LLC 1,275 USD 2,773,125 USD 20.00 09/16/22 445,393
SSR Mining Inc. Pershing LLC 1,225 USD 2,664,375 USD 23.00 01/20/23 368,181
Suncor Energy Inc. Pershing LLC 475 USD 1,548,025 USD 37.00 04/14/22 3,284
Suncor Energy Inc. Pershing LLC 475 USD 1,548,025 USD 37.00 11/18/22 107,709
Suncor Energy Inc. Pershing LLC 495 USD 1,613,205 USD 40.00 12/16/22 82,864
The Williams Companies Inc. Pershing LLC 850 USD 2,839,850 USD 30.00 05/20/22 315,663
The Williams Companies Inc. Pershing LLC 785 USD 2,622,685 USD 33.00 11/18/22 216,515
TotalEnergies SE, ADR Pershing LLC 870 USD 4,396,980 USD 60.00 05/20/22 15,234
TotalEnergies SE, ADR Pershing LLC 430 USD 2,173,220 USD 65.00 08/19/22 13,415
TotalEnergies SE, ADR Pershing LLC 1,270 USD 6,418,580 USD 64.00 12/16/22 123,208
Valero Energy Corp. Pershing LLC 350 USD 3,553,900 USD 75.00 04/14/22 931,373
Valero Energy Corp. Pershing LLC 275 USD 2,792,350 USD 95.00 09/16/22 345,702
VanEck Vectors Gold Miners ETF Pershing LLC 439 USD 1,683,565 USD 32.00 04/14/22 281,335
VanEck Vectors Gold Miners ETF Pershing LLC 880 USD 3,374,800 USD 35.00 06/17/22 391,066
Wheaton Precious Metals Corp. Pershing LLC 1,300 USD 6,185,400 USD 47.00 09/16/22 606,806
Wheaton Precious Metals Corp. Pershing LLC 1,300 USD 6,185,400 USD 50.00 10/21/22 515,105
Wheaton Precious Metals Corp. Pershing LLC 1,300 USD 6,185,400 USD 52.50 12/16/22 499,038
Yamana Gold Inc. Pershing LLC 2,750 USD 1,534,500 USD 5.00 04/14/22 168,716
Yamana Gold Inc. Pershing LLC 5,000 USD 2,790,000 USD 5.00 07/15/22 400,554
Yamana Gold Inc. Pershing LLC 5,425 USD 3,027,150 USD 5.50 10/21/22 400,768
TOTAL OTC CALL OPTIONS WRITTEN $ 41,042,788
OTC Put Options Written — (0.1)%
Energy Select Sector SPDR ETF Pershing LLC 1,000 USD 7,644,000 USD 65.00 10/21/22 $ 299,096
Fresnillo plc Morgan Stanley 250 GBP 1,835,000 GBp 600.00 12/16/22 179,123
Utilities Select Sector SPDR Fund Pershing LLC 590 USD 4,393,140 USD 64.50 06/17/22 45,013
Utilities Select Sector SPDR Fund Pershing LLC 400 USD 2,978,400 USD 68.00 12/16/22 108,451
VanEck Vectors Gold Miners ETF Pershing LLC 2,000 USD 7,670,000 USD 31.00 10/21/22 220,397
TOTAL OTC PUT OPTIONS WRITTEN $ 852,080
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Exchange Traded Call Options Written — (1.0)%
Dundee Precious Metals Inc. 2,125 CAD 1,585,250 CAD 9.50 09/16/22 $ 46,744
Dundee Precious Metals Inc. 2,125 CAD 1,585,250 CAD 9.50 12/16/22 81,590

GAMCO Global Gold, Natural Resources & Income Trust
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Eldorado Gold Corp. 1,650 USD 1,849,650 USD 10.00 04/14/22 $ 214,500
Endeavour Mining plc 3,000 CAD 9,303,000 CAD 31.00 04/14/22 166,780
Endeavour Mining plc 2,400 CAD 7,442,400 CAD 31.00 05/20/22 285,086
Equinox Gold Corp. 611 USD 505,297 USD 10.00 01/20/23 65,988
Franco-Nevada Corp. 700 USD 11,166,400 USD 135.00 04/14/22 1,830,500
Franco-Nevada Corp. 965 USD 15,393,680 USD 145.00 05/20/22 1,606,725
Freeport-McMoRan Inc. 1,000 USD 4,974,000 USD 45.00 04/14/22 522,000
Halliburton Co. 570 USD 2,158,590 USD 40.00 09/16/22 219,450
Harmony Gold Mining Co. Ltd., ADR 2,600 USD 1,307,800 USD 5.00 08/19/22 201,500
K92 Mining Inc. 4,180 CAD 3,820,520 CAD 8.50 06/17/22 401,232
Occidental Petroleum Corp. 380 USD 2,156,120 USD 55.00 08/19/22 370,500
OceanaGold Corp. 9,500 CAD 2,631,500 CAD 3.00 12/16/22 341,959
SilverCrest Metals Inc. 2,000 USD 1,782,000 USD 10.00 05/20/22 86,000
Victoria Gold Corp. 1,250 CAD 1,987,500 CAD 18.00 05/20/22 36,496
Victoria Gold Corp. 1,350 CAD 2,146,500 CAD 20.00 12/16/22 102,588
Wesdome Gold Mines Ltd. 3,500 CAD 5,491,500 CAD 12.50 05/20/22 923,889
TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN $ 7,503,527
Exchange Traded Put Options Written — (0.1)%
Energy Select Sector SPDR ETF 885 USD 6,764,940 USD 66.00 01/20/23 $ 389,400
NextEra Energy Partners LP 250 USD 2,084,000 USD 65.00 07/15/22 92,500
NextEra Energy Partners LP 250 USD 2,084,000 USD 70.00 10/21/22 63,125
NextEra Energy Partners LP 250 USD 2,084,000 USD 65.00 12/16/22 48,125
Utilities Select Sector SPDR Fund 300 USD 2,233,800 USD 63.00 04/14/22 300
Utilities Select Sector SPDR Fund 800 USD 5,956,800 USD 62.00 09/16/22 59,200
VanEck Agribusiness ETF 330 USD 3,449,820 USD 83.00 08/19/22 17,325
VanEck Agribusiness ETF 380 USD 3,972,520 USD 98.00 11/18/22 152,000
VanEck Vectors Gold Miners ETF 2,000 USD 7,670,000 USD 26.00 06/17/22 20,000
TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN $ 841,975
TOTAL OPTIONS WRITTEN $ 50,240,370